Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	$ (954)	$ (232)
Total realized/unrealized gains (losses) included in net income (loss)	92	(703)	$ (74)
Total realized/unrealized gains (losses) included in AOCI	0	4	2
Purchases	4	10
Sales	0	0
Issuances	0	0
Settlements	579	(33)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(279)	(954)	(232)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(52)	(687)	(64)
Net Embedded Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(2,383)	32
Total realized/unrealized gains (losses) included in net income (loss)	1,078	(1,842)	(133)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(355)	(573)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(1,660)	(2,383)	32
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	966	(1,952)	(248)
U.S. corporate and foreign corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	2,391	2,485
Total realized/unrealized gains (losses) included in net income (loss)	(3)	(11)	16
Total realized/unrealized gains (losses) included in AOCI	131	(25)	(123)
Purchases	441	603
Sales	(223)	(448)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	178	120
Transfers out of Level 3	(918)	(333)
Balance at December 31,	1,997	2,391	2,485
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	2	11
Structured securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,711	2,032
Total realized/unrealized gains (losses) included in net income (loss)	28	30	22
Total realized/unrealized gains (losses) included in AOCI	52	20	(14)
Purchases	107	601
Sales	(535)	(604)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	11	12
Transfers out of Level 3	(144)	(380)
Balance at December 31,	1,230	1,711	2,032
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	23	29	21
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	17	13
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	9
Transfers out of Level 3	(17)	(5)
Balance at December 31,	0	17	13
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	26
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	(3)
Purchases	5	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(26)
Balance at December 31,	5	0	26
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	137	97
Total realized/unrealized gains (losses) included in net income (loss)	(3)	0	11
Total realized/unrealized gains (losses) included in AOCI	0	(11)	(10)
Purchases	3	0
Sales	(13)	(26)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	131
Transfers out of Level 3	0	(54)
Balance at December 31,	124	137	97
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	2	47
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	14	3
Sales	(1)	(1)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(1)	(47)
Balance at December 31,	14	2	47
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	10	146
Total realized/unrealized gains (losses) included in net income (loss)	0	0	(6)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	2	2
Sales	(4)	(134)
Issuances	0	0
Settlements	(1)	0
Transfers into Level 3	2	0
Transfers out of Level 3	(4)	(4)
Balance at December 31,	5	10	146
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ 0	$ 0	$ 0